Note 16 - Fair value Measurement, Financial Assets and Liabilities at fair value on a recurring basis (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Assets
Marketable securities	$ 19,124
Foreign exchange derivatives (Note 2)	126
Commodity derivatives (Note 2)	96
Total assets	19,346	18,722
Liabilities
Commodity derivatives (Note 2)	(54)
Total liabilities	(54)	(42)
Level 1
Assets
Marketable securities	19,124
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	57
Total assets	19,181	18,572
Liabilities
Commodity derivatives (Note 2)	(52)
Total liabilities	(52)	(40)
Level 2
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	126
Commodity derivatives (Note 2)	9
Total assets	135	118
Liabilities
Commodity derivatives (Note 2)	(2)
Total liabilities	(2)	(2)
Level 3
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	30
Total assets	30	32
Liabilities
Commodity derivatives (Note 2)	0
Total liabilities	$ 0	$ 0